Active Bond ETF Investment Objectives and Goals - Active Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JBND
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.